CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 531.5	$ 1,210.9
Restricted cash	11.4	13.7
Accounts receivable and other assets	214.5	115.8
Current income tax recoverable	10.2	29.9
Inventories	1,151.3	1,072.9
Unrealized fair value of derivative assets	30.0	6.5
Current assets	1,948.9	2,449.7
Non-current assets
Property, plant and equipment	7,617.7	7,653.5
Goodwill	158.8	158.8
Long-term investments	98.2	113.0
Investment in joint venture	7.1	18.3
Other long-term assets	590.9	537.2
Deferred tax assets	6.5	2.7
Total assets	10,428.1	10,933.2
Current liabilities
Accounts payable and accrued liabilities	492.7	479.2
Current income tax payable	95.0	114.5
Current portion of long-term debt and credit facilities	40.0	499.7
Current portion of provisions	90.0	63.8
Other current liabilities	23.7	49.7
Deferred payment obligation		141.5
Current liabilities	741.4	1,348.4
Non-current liabilities
Long-term debt and credit facilities	1,589.9	1,424.2
Provisions	847.9	861.1
Long-term lease liabilities	35.1	46.3
Other long-term liabilities	127.4	102.4
Deferred tax liabilities	436.8	487.8
Total liabilities	3,778.5	4,270.2
Equity
Common share capital	4,427.7	4,473.7
Contributed surplus	10,664.4	10,709.0
Accumulated deficit	(8,492.4)	(8,562.5)
Accumulated other comprehensive income (loss)	(18.8)	(23.7)
Total common shareholders' equity	6,580.9	6,596.5
Non-controlling interests	68.7	66.5
Total equity	6,649.6	6,663.0
Commitments and contingencies
Subsequent events
Total liabilities and equity	$ 10,428.1	$ 10,933.2
Common shares
Common shares issued (shares)	1,244,332,772	1,258,320,461
Common shares outstanding (shares)	1,244,332,772	1,258,320,461